Redeemable Preferred Stock	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
Redeemable Preferred Stock
Note 12. Redeemable Preferred Stock
On May 10, 2016, Wilco Holdco, Inc. issued shares of Series A Preferred Stock (the “preferred stock”) for a total consideration value of $98.0 million. Prior to the Business Combination, the preferred stock was a class of equity that had priority over the Common Stock with respect to distribution rights, liquidation rights and dividend rights.
The preferred stockholders, from and after issuance, were entitled to cumulative preferred dividends at an annual rate per share equal to 10.25% of the original issue price. The dividend rate of the preferred stock increased by 0.25% at the end of each fiscal quarter beginning after the second anniversary of the issuance of the preferred stock.
Based on the terms of the preferred stockholder agreement, Wilco Holdco, Inc. was required to redeem all outstanding shares of preferred stock upon the occurrence of certain events, such as those related to full repayment of the first and second lien credit agreements or a deemed liquidating event. Based on these redemption requirements, the preferred stock was classified as debt (redeemable preferred stock) in the Company’s historical consolidated balance sheets.
Cumulative dividends related to the preferred stock were accrued as preferred dividends that increased the balance of the redeemable preferred stock on the Company’s consolidated balance sheets and were recognized as interest expense on redeemable preferred stock in the Company’s consolidated statements of operations. For the years ended December 31, 2021, 2020 and 2019, the Company incurred cumulative preferred dividends related to the preferred stock of $10.1 million, $19.0 million and $15.5 million, respectively. No dividends were paid related to the preferred stock.
In connection with the Business Combination, holders of the outstanding shares of Series A Preferred Stock received a proportionate share of $59.0 million and 12.8 million shares of Class A common stock based on the settlement terms in the Merger Agreement. The Company recorded a loss on settlement of redeemable preferred stock in the consolidated statement of operations of $14.0 million based on the value of the cash and equity provided to preferred stockholders in relation to the outstanding redeemable preferred stock liability. The balance of redeemable preferred stock was zero and $163.3 million as of December 31, 2021 and December 31, 2020, respectively.